Earnings (loss) per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings (loss) per share	Earnings (loss) per share
Basic earnings (loss) per share is calculated by dividing net income (loss) for the year attributed to the owners of the parent by the weighted average number of ordinary shares outstanding during the year.
The numerator of the Earnings per Share (“EPS”) calculation is adjusted to allocate undistributed earnings as if all earnings for the period had been distributed. In determining the numerator of basic EPS, earnings attributable to the Group is allocated as follows:

	2021	2020	2019

Net income (loss) attributable to Owners of the Parent	(1,358,813)	854,071	803,232
Numerator of basic and diluted EPS	(1,358,813)	854,071	803,232
As of December 31, 2021, the shares issued in connection with the acquisition of non-controlling interest in PDCA were adjusted to basic and diluted EPS calculation since the acquisition date.
As of December 31, 2020, the shares issued in connection with the acquisition of Vitta Group and the follow-on offering were adjusted to basic and diluted EPS calculation since the acquisition date.
As of December 31, 2019, only the RSU and stock options are included in diluted EPS calculation for the year then ended.
The following table contains the earnings per share of the Group for the years ended December 31, 2021, 2020 and 2019 (in thousands except share and per share amounts):

	2021	2020	2019

Numerator of basic EPS	(1,358,813)	854,071	803,232

Weighted average number of outstanding shares	308,905,398	289,289,033	277,320,157
Denominator of basic EPS	308,905,398	289,289,033	277,320,157

Basic earnings (loss) per share - R$	(4.40)	2.95	2.90

Numerator of diluted EPS	(1,358,813)	854,071	803,232

Share-based payments (i)	—	4,448,505	4,845,504
Weighted average number of outstanding shares	308,905,398	289,289,033	277,320,157
Denominator of diluted EPS	308,905,398	293,737,538	282,165,661

Diluted earnings (loss) per share - R$	(4.40)	2.91	2.85

(i)
Diluted earnings per share are calculated by adjusting the weighted average number of shares outstanding, considering potentially convertible instruments. However, due to the loss for the period ended December 31, 2021, these instruments issued have a non-diluting effect, therefore, they were not considered in the total number of outstanding shares to determine the diluted loss per share.